Controlled Entities (Details) - Schedule of Significant Entities Controlled		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 MNT (₮)
CIMC Marketing Pty Limited [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		Australia
Principal Activities		Management services & Investment holding
Paid Up Capital				$ 1
Percentage Owned		100.00%	100.00%
IMTE Asia Limited [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		Hong Kong
Principal Activities		Dormant
Paid Up Capital					$ 1
Percentage Owned		100.00%	100.00%
IMTE Malaysia Sdn. Bhd. [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		Malaysia
Principal Activities		Administrative services and manufacture of electronic glass
Paid Up Capital | ₮							₮ 100
Percentage Owned		100.00%	100.00%
Itana Holdings Limited [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		Canada
Principal Activities		Investment holding
Paid Up Capital		$ 1
Percentage Owned		100.00%	100.00%
Merit Stone Limited [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		British Virgin Islands
Principal Activities		Investment holding
Paid Up Capital		$ 100
Percentage Owned		100.00%	100.00%
Ohho International Limited [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		Canada
Principal Activities		Sale of filter plates and air filter product
Paid Up Capital		$ 1,290
Percentage Owned		51.00%	51.00%
Ouction Digital Limited [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		Canada
Principal Activities		Provision of digital trading platform and sale of digital asset
Paid Up Capital		$ 1,666,666
Percentage Owned		60.00%	60.00%
World Integrated Supply Ecosystem Sdn. Bhd. [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation		Malaysia
Principal Activities		Sales of Halal products
Paid Up Capital | RM						RM 5,000,000
Percentage Owned		60.00%	60.00%
Itana Energy Pty Ltd [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	[1]	Australia
Principal Activities	[1]	Investment holding
Paid Up Capital	[1]			100
Percentage Owned	[1]	100.00%
Admiral Energy (Australia) Pty Ltd [Member]
Controlled Entities (Details) - Schedule of Significant Entities Controlled [Line Items]
Country of Incorporation	[1]	Australia
Principal Activities	[1]	Sale of energy products and services
Paid Up Capital	[1]			$ 1,000
Percentage Owned	[1]	50.00%

[1]	Established during the year